Digital assets - Schedule of Movement in Digital Assets Holdings (Details) - Digital assets - Bitcoin $ in Thousands		12 Months Ended
	Dec. 31, 2025 USD ($) numberOfBitcoin	Dec. 31, 2025 USD ($) numberOfBitcoin
Number of Bitcoin
Balance at period start (in number of bitcoin) | numberOfBitcoin		0
Acquisition of digital assets (in number of bitcoin) | numberOfBitcoin		510.03
Revaluation adjustments (in number of bitcoin) | numberOfBitcoin		0
Balance at period end (in number of bitcoin) | numberOfBitcoin	510.03	510.03
Amount
Balance at January 1 | $		$ 0
Acquisition of digital assets | $		54,354
Revaluation adjustments | $	$ (9,725)	(9,725)
Balance at December 31 | $	$ 44,629	$ 44,629